Mineral properties, plant and equipment and exploration and evaluation assets (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about mineral properties [Table Text Block]
	Mineral interests
		Non-	Exploration and	Plant, buildings	Assets under	Corporate
	Depletable	depletable	evaluation	and equipment	construction	assets	Total
			assets
	$	$	$	$	$	$	$
Cost:
As at December 31, 2016	146,145	89,089	12,757	340,962	7,341	723	597,017
Additions	73,486	6,244	328	7,032	39,274	23	126,387
Changes in rehabilitiation provision	4,970	(204)	-	-	-	-	4,766

Reclassification of VAT recoverable	2,629	-	-	-	-	-	2,629
Transfers	17,127	(16,592)	-	18,677	(19,212)	-	-
As at December 31, 2017	244,357	78,537	13,085	366,671	27,403	746	730,799
Additions	45,497	141	-	2,264	9,084	21	57,007
Changes in rehabilitation provision	556	(558)	-	-	-	-	(2)
Transfers	11,069	(5,959)	-	20,949	(26,059)	-	-
	301,479	72,161	13,085	389,884	10,428	767	787,804
Less: Assets of the AGM (note 6)	(301,479)	(72,161)	(13,085)	(389,884)	(10,428)	(318)	(787,355)
As at December 31, 2018	-	-	-	-	-	449	449

Accumulated depreciation and depletion:
As at December 31, 2016	(23,405)	-	-	(31,793)	-	(575)	(55,773)
Depreciation and depletion	(42,354)	-	-	(21,808)	-	(41)	(64,203)
As at December 31, 2017	(65,759)	-	-	(53,601)	-	(616)	(119,976)
Depreciation and depletion	(34,395)	-	-	(17,200)	-	(44)	(51,639)

Loss associated with loss of control (note 6)	(64,537)	(30,911)	(3,417)	(83,807)	(2,539)	-	(185,211)
	(164,691)	(30,911)	(3,417)	(154,608)	(2,539)	(660)	(356,826)
Less: Assets of the AGM (note 6)	164,691	30,911	3,417	154,608	2,539	325	356,491
As at December 31, 2018	-	-	-	-	-	(335)	(335)

Net book value:
As at December 31, 2017	178,598	78,537	13,085	313,070	27,403	130	610,823
As at December 31, 2018	-	-	-	-	-	114	114